Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39491
Entity Registrant Name	Excellon Resources Inc.
Entity Central Index Key	0001263011
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	10 King Street East
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5C 1C3
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	EXN
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	33,763,330
ICFR Auditor Attestation Flag	false
Entity Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	271
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Toronto, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	10 King Street East
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5C 1C3
Contact Personnel Name	Brendan Cahill
Contact Personnel Email Address	info@excellonresources.com